Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 27, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 18, 2020
Disclosure of non-adjusting events after reporting period [line items]
Proceeds received		$ 15,000	$ 69,723
Glencore [Member] | Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity date	Mar. 31, 2023
Project financing threshold amount	$ 100,000
Interest rate	4.00%
Conversion price	$ 0.2223
Proceeds received	$ 7,000
Glencore [Member] | Events after reporting period [Member] | Bottom of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Unsecured convertible debentures	20,000			$ 20,000
Glencore [Member] | Events after reporting period [Member] | Top of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Unsecured convertible debentures	$ 30,000			$ 30,000